TAXES ON INCOME (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current	$ (671)	$ 1,410	$ 1,853
Previous year	49	62
Deferred	1,729	(589)	(593)
Total taxes on income	1,107	883	1,260
Israel [Member]
Current	1,411	500	3
Previous year		62
Deferred	30	(200)	(94)
Subsidiaries outside Israel [Member]
Current	(2,082)	910	1,850
Previous year	49
Deferred	$ 1,699	$ (389)	$ (499)